Commitments and Contingencies (Professional Liability Claims Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Malpractice Insurance [Line Items]
Malpractice loss contingency, historical claims period used by actuary to estimate liability	20 years
Malpractice Loss Contingency, Discount Rate	1.60%	1.20%	1.20%
Malpractice Loss Contingency, Accrual, Discounted	$ 643.9	$ 621.7
Malpractice Loss Contingency, Accrual, Undiscounted	686.9	649.4
Malpractice Loss Contingency, Accrual, Discounted, Current	104.4	106.9
Professional and general liability self-insured claims reported prior to June 1, 2002, per occurrence [Member]
Malpractice Insurance [Line Items]
Malpractice loss contingency, self-insured retention	0.5
Professional and general liability self-insured reported from June 1, 2002 through June 1, 2003, per occurrence [Member]
Malpractice Insurance [Line Items]
Malpractice loss contingency, self-insured retention	2.0
Professional and general liability self-insured reported from June 1, 2003 and before June 1, 2005, per occurrence [Member]
Malpractice Insurance [Line Items]
Malpractice loss contingency, self-insured retention	4.0
Professional and general liability self-insured claims reported on or after June 1, 2005, per occurrence [Member]
Malpractice Insurance [Line Items]
Malpractice loss contingency, self-insured retention	5.0
Professional and general liability claims reported on or after June 1, 2003 [Member]
Malpractice Insurance [Line Items]
Malpractice Insurance, Maximum Coverage Per Incident	95.0
Professional and general liability claims incurred and reported after January 1, 2008 [Member]
Malpractice Insurance [Line Items]
Malpractice Insurance, Maximum Coverage Per Incident	145.0
Professional and general liability claims incurred and reported after January 1, 2010 [Member]
Malpractice Insurance [Line Items]
Malpractice Insurance, Maximum Coverage Per Incident	195.0
Professional and general liability self-insured claims under certain policy terms until Company total aggregate coverage is met if first aggregate layer becomes fully utilized [Member]
Malpractice Insurance [Line Items]
Malpractice loss contingency, self-insured retention	10.0
Triad professional and general liability self-insured claims during 2007 [Member]
Malpractice Insurance [Line Items]
Malpractice loss contingency, self-insured retention	10.0
Minimum [Member]
Malpractice Insurance [Line Items]
Malpractice loss contingency, average lag period from occurrence to settlement	4 years
Minimum [Member] | Triad professional and general liability self-insured claims after December 31, 2006 [Member]
Malpractice Insurance [Line Items]
Malpractice loss contingency, self-insured retention	1.0
Maximum [Member]
Malpractice Insurance [Line Items]
Malpractice loss contingency, average lag period from occurrence to settlement	5 years
Malpractice loss contingency, settled claims as percent of total liability	1.00%
Maximum [Member] | Triad professional and general liability self-insured claims after December 31, 2006 [Member]
Malpractice Insurance [Line Items]
Malpractice loss contingency, self-insured retention	$ 5.0